Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We believe that cybersecurity is important to our operations and we recognize the importance of timely and appropriately assessing, preventing, identifying and managing risks associated with cybersecurity threats. Such risks include, among other things, potential operational risks, financial risks, intellectual property theft, fraud, extortion, harm to employees and clients, violation of privacy and other litigation and legal risks, and reputational risks.

We do not have a dedicated board committee solely focused on cybersecurity, and our senior management team, including Mr. Shaofang Weng, our chief executive officer, and Mr. Quanmao Zhou, our chief financial officer, has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our board of directors for consideration.

To date, we have not encountered any cybersecurity incidents which have affected or are reasonably likely to affect us, and we have not implemented any specific policies with respect to monitoring and managing cybersecurity threats. However, we intend to adopt cybersecurity processes, technologies and controls to aid in our efforts to assess, prevent, identify and manage such risks. We cannot assure you that we will not encounter any material cybersecurity incidents in the future or that our business operations, financial position or results of operations will not be materially and adversely affected as a result. Since we do not currently implement a comprehensive cybersecurity risk management program, our efforts may not be adequate, and we may fail to accurately assess the severity of an incident, may not be sufficient to prevent or limit harm, or may fail to sufficiently remediate an incident in a timely fashion, any of which could harm our business, reputation, results of operations and financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]

We do not have a dedicated board committee solely focused on cybersecurity, and our senior management team, including Mr. Shaofang Weng, our chief executive officer, and Mr. Quanmao Zhou, our chief financial officer, has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our board of directors for consideration.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

We do not have a dedicated board committee solely focused on cybersecurity, and our senior management team, including Mr. Shaofang Weng, our chief executive officer, and Mr. Quanmao Zhou, our chief financial officer, has oversight responsibility for risks and incidents relating to cybersecurity threats, including compliance with disclosure requirements, cooperation with law enforcement, and related effects on financial and other risks, and it reports any material findings and recommendations, as appropriate, to our board of directors for consideration.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false